Document and Entity Information	Feb. 12, 2024
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	HC Capital Trust
Entity Central Index Key	0000934563
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 12, 2024
Document Effective Date	Feb. 12, 2024
Prospectus Date	Nov. 01, 2023
The Growth Equity Portfolio | HC Strategic Shares
Prospectus:
Trading Symbol	HCEGX